Reverse Stock Split - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Conversion of convertible preferred stock ratio	1	1	1
Reverse stock split	1-for-3.138458
Reverse stock split, ratio	3.138458
Increased number of shares of common stock authorized for issuance	250,000	250,000	250,000	12,936
Increased number of shares of preferred stock authorized for issuance	20,000	20,000	20,000